ACCOUNTING POLICIES (Details) $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2017 USD ($) Employee Payment shares	Dec. 31, 2017 USD ($) Employee Segment Payment shares	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)
ACCOUNTING POLICIES [Abstract]
Percentage of loan portfolio secured by real estate		73.90%	73.90%
Operating Segments [Abstract]
Number of reportable segments | Segment			1	1	2
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees			$ 4,400	$ 4,100	$ 4,100
Loan Revenue Recognition [Abstract]
Number of past due days for commercial loan, installment loans and payment plan receivables			90 days
Number of consecutive payments for mortgage loans misses | Payment		4	4
Bank Owned Life Insurance [Abstract]
Number of lives of group flexible premium non-participating variable life insurance contract | Employee		266	266
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net		$ 15,089	$ 15,089	32,818
Capitalized mortgage loan servicing rights		15,699	15,699
Total assets		2,789,355	2,789,355	2,548,950
Accumulated deficit		(54,054)	(54,054)	(65,657)
Accumulated other comprehensive loss		(5,999)	(5,999)	(9,108)
Total shareholders' equity		264,933	264,933	248,980	$ 251,092	$ 250,371
Total Liabilities and Shareholders' Equity		$ 2,789,355	2,789,355	2,548,950
Reclassification of certain deferred tax effects			$ 0
Originally Presented [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net				32,818
Capitalized mortgage loan servicing rights				13,671
Total assets				2,548,950
Accumulated deficit				(65,657)
Accumulated other comprehensive loss				(9,108)
Total shareholders' equity				248,980
Total Liabilities and Shareholders' Equity				2,548,950
Cumulative Retrospective Adjustments [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Total shareholders' equity				352
Total Liabilities and Shareholders' Equity				352
Change in Accounting Method and ASU 2017-08 [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Total shareholders' equity				249,332
Total Liabilities and Shareholders' Equity				2,549,302
Change in Accounting Method [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net				32,628
Capitalized mortgage loan servicing rights				14,213
Total assets				2,549,302
Change in Accounting Method [Member] | Cumulative Retrospective Adjustments [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets, net	[1]			(190)
Capitalized mortgage loan servicing rights	[1]			542
Total assets				352
Accumulated deficit	[1]			352
Minimum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives			10 years
Maximum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives			15 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			39 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			7 years
Dividend Reinvestment Plan [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares) | shares		0.1	0.1
Long-Term Incentive Plans [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares) | shares		0.5	0.5
ASU 2017-08 [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Accumulated deficit				(65,605)
Accumulated other comprehensive loss				(8,808)
ASU 2017-08 [Member] | Cumulative Retrospective Adjustments [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Accumulated deficit	[2]			(300)
Accumulated other comprehensive loss	[2]			300
New Accounting Pronouncement, Effect of Early Adoption [Member] | Additional Premium Amortization on AFS Securities, Pre-tax [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adjustments				460
New Accounting Pronouncement, Effect of Early Adoption [Member] | Additional Premium Amortization on AFS Securities, Net of Tax [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adjustments				300
New Accounting Pronouncement, Effect of Early Adoption [Member] | AOCI Decrease, Unrealized Losses AFS Securities, After Tax [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adjustments				$ (300)
ASU 2018-02 [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Reclassification of certain deferred tax effects		$ 40

[1]	Represents adjustment to capitalized mortgage loan servicing rights, deferred tax assets, net, and accumulated deficit to reflect the adoption of the fair value method of accounting for our capitalized mortgage loan servicing rights.
[2]	Represents adjustment to accumulated deficit and accumulated other comprehensive loss to reflect the adoption of ASU 2017-08.